Revenue and government financing for research expenditures (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Disclosure of disaggregation of revenue from contracts with customers

	Year ended December 31,
(in thousands of euro)	2018	2019	2020
Proceeds from collaboration and licensing agreements	77,178	61,356	54,038
of which monalizumab agreement	61,546	42,541	33,620
of which IPH5201 agreement	15,632	18,816	13,418
of which Sanofi agreement	—	—	7,000
Invoicing of research and development costs (IPH5201 and IPH5401 agreements)	2,242	6,949	2,531
Exchange gains (loss) on collaboration agreements	465	658	(602)
Others	7	10	188
Revenue from collaboration and licensing agreements	79,892	68,974	56,155

Explanation of significant changes in contract assets and contract liabilities
Change in monalizumab deferred revenue (in thousands of euro):

As of December 31, 2017	134,914
Restatement related to the first application of IFRS 15	(53,083)
As of January 1, 2018 restated	81,831
Revenue for the 2018 financial year(1)	(61,546)
Increase in deferred revenue resulting from the exercise of the $100M option(2)	85,357
Transfer from collaboration liabilities	(717)
December 31, 2018	104,925
Revenue for the 2019 financial year	(42,541)
Transfer from collaboration liabilities	273
As of December 31, 2019	62,657
Revenue for the 2020 financial year	(33,620)
Transfer from collaboration liabilities	(2,465)
As of As of December 31, 2020	26,572
(1)The impact of the exercise of the option on 2018 revenue amounted to 31,966 thousand.
(2)The exercise of the $100,000 thousand option was converted to €87,002 thousand, of which €85,357 thousand was recognized as deferred revenue and €1,644 thousand recognized in collaboration liabilities

Change in monalizumab collaboration liablities (in thousands of euro):

As of December 2017, as published	—
Restatement related to the first application of IFRS 15	44,751
As of January 1, 2018 restated	44,751
Additions	—
Deductions	(13,095)
As of December 31, 2018(1)	31,656
Additions	—
Deductions	(10,352)
As of December 31, 2019(2)	21,304
Additions(3)	46,320
Deductions	(20,938)
As of December 31, 2020(4)	46,686
(1)Of which €20,987 thousand of current portion and €10,669 of non-current portion.
(2)Of which €21,304 thousand of current portion.
(3)Including €41,227 thousand euros ($ 50,000 thousand) relating to the collaboration commitment following the milestone payment related to the treatment of the first patient in the Phase 3 trial evaluating monalizumab.
(4)Of which €1,832 thousand of current portion and €44,854 of non-current portion.
Change in IPH5201 deferred revenue (in thousands of euro):
The variance of the deferred revenue relating to this agreement is presented in the following schedule (in thousands of euro):

As of December 31, 2017	—
Upfront payment	43,501
Revenue for the 2018 financial year	(15,632)
As of December 31, 2018	27,869
Revenue for the 2019 financial year	(18,816)
As of December 31, 2019	9,053
Increase in deffered revenue resulting from the $5m milestone relating to the dosage of the first Phase I patient dosed	4,365
Revenue for the 2020 financial year	(13,418)
As of As of December 31, 2020	—

Disclosure of variance of deferred revenue
The variance of the global deferred revenue is presented in the following schedule:

(in thousands of euro)	December 31, 2017 as published	Impact IFRS 15	December 31, 2018 as restated	Proceeds	Recognition in P&L	Transfer from collaboration liabilities	December 31, 2018
Monalizumab	134,914	(53,083)	81,831	85,358	(61,548)	(715)	104,925
IPH5201	—	—	—	43,501	(15,632)	—	27,869
Preclinical molecules	—	—	—	17,400	—	—	17,400
Total	134,914 (1)	(53,083)	81,831	146,259	(77,180)	(715)	150,195
(1)Of which €47,909 thousand of current deferred revenue and €87,005 thousand of non-current deferred revenue.
(2)Of which €82,096 thousand of current deferred revenue and €68,098 thousand of non-current deferred revenue.

(in thousands of euro)	December 31, 2018	Recognition in P&L	Transfer from collaboration liabilities	December 31, 2019
Monalizumab	104,925	(42,541)	273	62,657
IPH5201	27,869	(18,816)	—	9,054
Preclinical molecules	17,400	—	—	17,400
Total	150,195	(61,356)	273	89,112 (3)
(3)Of which €48,770 thousand of current deferred revenue and €40,342 thousand of non-current deferred revenue.

(in thousands of euro)	December 31, 2019	Recognition in P&L	Proceeds	Transfer from collaboration liabilities	December 31, 2020
Monalizumab	62,657	(33,620)	—	(2,465)	26,572
IPH5201	9,054	(13,418)	4,365	—	—
Preclinical molecules	17,400	—	—	—	17,400
Total	89,112	(47,038)	4,365	(2,465)	43,973 (4)

(4) Of which €11,299 thousand of current deferred revenue and €32,674 thousand of non-current deferred revenue.

Disclosure of government financing for research expenditures
The total amount for government financing for research expenditures recorded as other income in the income statement can be analyzed as follows:

	Year ended December 31,
(in thousands of euro)	2018	2019	2020
Research Tax Credit	13,527	16,737	13,084
Grant	533	103	534
Government financing for research expenditures	14,060	16,840	13,618